Consolidated Statements of Stockholders' Equity and Comprehensive Income/(Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Repurchase of Series G Cumulative Redeemable Shares	27,400	997,738	969,300
Common distributions declared per share	$ 0.73	$ 0.85	$ 2.29
Preferred Stock
Repurchase of Series G Cumulative Redeemable Shares	27,400	997,738	969,300
6.75% Series G Cumulative Redeemable Preferred Stock
Percentage of Series G Cumulative Convertible Shares	6.75%	6.75%	6.75%
Preferred stock distributions declared	$ 1.6875	$ 1.6875	$ 1.6875
6.75% Series G Cumulative Redeemable Preferred Stock | Distributions in Excess of Net Income
Preferred stock distributions declared	$ 1.6875	$ 1.6875	$ 1.6875
Series E Preferred Stock
Preferred stock distributions declared	$ 1.3288	$ 1.3288	$ 1.3288
Series E Preferred Stock | Distributions in Excess of Net Income
Preferred stock distributions declared	$ 1.3288	$ 1.3288	$ 1.3288
Paid - in Capital
Repurchase of Series G Cumulative Redeemable Shares	27,400	997,738	969,300
Distributions in Excess of Net Income
Repurchase of Series G Cumulative Redeemable Shares	27,400	997,738	969,300
Common distributions declared per share	$ 0.73	$ 0.845	$ 2.29